UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5584

                      Centennial New York Tax Exempt Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Centennial New York Tax Exempt Trust

                                                                     Principal
                                                                        Amount              Value
---------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.7%
---------------------------------------------------------------------------------------------------
NEW YORK--98.2%
Glens Falls, NY IDA RB, Namic Project, 1.70% 1                     $ 1,210,000      $   1,210,000
---------------------------------------------------------------------------------------------------
Jay Street Development Corp. NYC Facilities Lease RB, Jay
Street Project, Series A-3, 1.69% 1                                  2,700,000          2,700,000
---------------------------------------------------------------------------------------------------
L.I. , NY PAU Electric System RB, Subseries 1-B, 1.71% 1             2,200,000          2,200,000
---------------------------------------------------------------------------------------------------
Nassau Cnty., NY IDA RB, Puttable Floating Option Tax Exempt
Receipts, Series MT-010, 1.79% 1,2                                   1,000,000          1,000,000
---------------------------------------------------------------------------------------------------
NYC GOB, Series 1995 F-4, 1.69% 1                                    1,900,000          1,900,000
---------------------------------------------------------------------------------------------------
NYC HDC MH RB, 90 West Street Project, Series 2004A, 1.71% 1         2,100,000          2,100,000
---------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Casa Project, 1.72% 1                     3,000,000          3,000,000
---------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Planned Parenthood, 1.70% 1               1,900,000          1,900,000
---------------------------------------------------------------------------------------------------
NYC MTAU BANs, Series CP-1A, 1.10%, 10/1/04                          3,000,000          3,000,000
---------------------------------------------------------------------------------------------------
NYC MTAU BANs, Series CP-1A, 1.15%, 10/8/04                          3,000,000          3,000,000
---------------------------------------------------------------------------------------------------
NYC MTAU RB, Series D-2, 1.69% 1                                     1,000,000          1,000,000
---------------------------------------------------------------------------------------------------
NYC MTAU RRB, Series A, MERLOTS Series 2004 B-16, 1.71% 1,2          1,000,000          1,000,000
---------------------------------------------------------------------------------------------------
NYC MTAU RRB, Series PA-1077, 1.72% 1,2                              1,995,000          1,995,000
---------------------------------------------------------------------------------------------------
NYC Transitional FAU Future Tax Secured Bonds, 3.65%, 2/1/05         1,000,000          1,008,226
---------------------------------------------------------------------------------------------------
NYC Transitional FAU Future Tax Secured Bonds, 4.75%, 11/15/04         100,000            100,439
---------------------------------------------------------------------------------------------------
NYC Transititional FAU RRB, BNP Paribas STARS Certificate,
Series 2003-7, 1.72% 1,2                                             1,500,000          1,500,000
---------------------------------------------------------------------------------------------------
NYS DA RB, MERLOTS Series 2003 B30, 1.71% 1,2                        2,995,000          2,995,000
---------------------------------------------------------------------------------------------------
NYS DA RRB, Foundling Charitable Corp., Series 1997, 1.65% 1         1,085,000          1,085,000
---------------------------------------------------------------------------------------------------
NYS ERDAUPC RB, NYS Electric & Gas Corp., 1985 Series B,
1.08%, 10/15/04 3                                                    1,000,000          1,000,000
---------------------------------------------------------------------------------------------------
NYS GOUN, Series A, 1.50%, 10/7/04 3                                 1,900,000          1,900,000
---------------------------------------------------------------------------------------------------
NYS GOUN, Series B, 1.58%, 8/4/05 3                                  1,000,000          1,000,000
---------------------------------------------------------------------------------------------------
NYS HFA MH RB, East 39 Street Housing, Series A, 1.71% 1             3,700,000          3,700,000
---------------------------------------------------------------------------------------------------
NYS HFA RB, Historic Front Street Housing, Series 2003A, 1.72% 1     2,900,000          2,900,000
---------------------------------------------------------------------------------------------------
NYS LGAC RB, Senior Lien, Series 1995E, 1.68% 1                        455,000            455,000
---------------------------------------------------------------------------------------------------
NYS LGAC RRB, SGMSTR Series 1997 SG99, 1.71% 1,2                     1,700,000          1,700,000
---------------------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR, Series 2003 SG163, 1.71% 1,2                     2,800,000          2,800,000
---------------------------------------------------------------------------------------------------
Southeast NY IDA RB, Unilock NY, Inc. Project, Series 1997,
1.90% 1                                                              2,000,000          2,000,000
---------------------------------------------------------------------------------------------------
Suffolk Cnty., NY IDA RB, Target Rock Corp., Series 1987, 1.68% 1    2,635,000          2,635,000
---------------------------------------------------------------------------------------------------
Syracuse, NY RRB, Airport Improvement, Series 2004A, 2%, 2/1/05        375,000            375,000
---------------------------------------------------------------------------------------------------
Syracuse, NY TANs, Series 2004A, 2.10%, 10/29/04                     3,300,000          3,302,186
---------------------------------------------------------------------------------------------------
Utica, NY SDI GOUN, Series 2004, 4.125%, 6/15/05                       560,000            569,675
                                                                                    ---------------
                                                                                       57,030,526

---------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.5%
PR CMWLTH HTAU RB, Puttable Tax Exempt Receipts, Series
246, 1.70% 1,2                                                         850,000            850,000
---------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $57,880,526)                            99.7%        57,880,526
---------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                            0.3            190,274
                                                                   --------------------------------
Net Assets                                                               100.0%     $  58,070,800
                                                                   ================================



Footnotes to Statement of Investments



To simplify the listings of securities, abbreviations are used per the table below:
BANs          Bond Anticipation Nts.
CMWLTH        Commonwealth
DA            Dormitory Authority
ERDAUPC       Energy Research & Development Authority Pollution Control
FAU           Finance Authority
GOB           General Obligation Bonds
GOUN          General Obligation Unlimited Nts.
HDC           Housing Development Corp.
HFA           Housing Finance Agency/Authority
HTAU          Highway & Transportation Authority
IDA           Industrial Development Agency
L.I.          Long Island
LGAC          Local Government Assistance Corp.
MERLOTS       Municipal Exempt Receipts Liquidity Option Tender
MH            Multifamily Housing
MTAU          Metropolitan Transportation Authority
NYC           New York City
NYS           New York State
PAU           Power Authority
RB            Revenue Bonds
RRB           Revenue Refunding Bonds
SDI           School District
SGMSTR        Societe Generale, NY Branch Municipal Security Trust Receipts
TANs          Tax Anticipation Nts.
UDC           Urban Development Corp.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September
30, 2004. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,840,000 or 23.83% of the Trust's net assets as of September 30, 2004.
3. Put obligation redeemable at full principal value on the date reported.


SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)